CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities
Net income	¥ 4,326,446	$ 663,057	¥ 5,671,267	¥ 4,387,912
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	264,154	40,483	316,666	249,478
Depreciation and amortization	1,840,462	282,063	1,264,566	853,718
Loss on disposal of property and equipment	9,369	1,436	16,159	29,226
Allowance for doubtful accounts	30,281	4,641	24,293	9,326
Deferred income tax	(271,969)	(41,681)	(40,527)	(139,081)
(Gain)/loss on disposal of equity investees and subsidiary	(1,086)	(166)	2,860	(562,637)
Unrealized gain from investment in equity investee			(754,468)
Impairment of equity investees	0		56,026	0
Share of loss in equity method investments	18,507	2,836	7,556	19,386
Loss of fair value changes of financial instruments	877	134
Foreign currency exchange loss	127,180	19,491	(13,301)	(41,189)
Changes in operating assets and liabilities:
Accounts receivable	(79,831)	(12,235)	(84,468)	(309,431)
Financing receivables	22,019	3,375	1,839	(458,092)
Inventories	(9,225)	(1,414)	(32)	(9,582)
Advances to suppliers	(150,499)	(23,065)	(129,364)	(114,616)
Prepayments and other current assets	(369,443)	(56,620)	(545,079)	(764,223)
Amounts due from related parties	(8,966)	(1,374)	(67,712)
Operating lease right-of-use assets	25,697	3,938	(57,625)
Long-term financial receivable	(1,393,855)	(213,618)	(549,775)
Other non-current assets	28,694	4,398	(12,325)	(2,094)
Accounts payable	160,630	24,618	156,056	422,668
Advances from customers	(91,221)	(13,980)	774,177	177,745
Amounts due to related parties	(22,288)	(3,416)	(93,273)	17,303
Income tax payable	(29,558)	(4,530)	(303,500)	175,012
Operating lease liabilities	(54,295)	(8,321)	35,476
Other current liabilities	669,546	102,613	629,841	412,802
Other non-current liabilities	(90,877)	(13,928)	(14,448)	9,231
Net cash provided by operating activities	4,950,749	758,735	6,304,186	4,404,051
Cash flows from investing activities
Purchases of property and equipment	(7,237,302)	(1,109,166)	(4,635,685)	(3,323,822)
Purchases of land use rights	(1,970,650)	(302,015)	(590,733)	(657,454)
Cash paid for business acquisitions, net of cash received			(19,581)	(110,423)
Investments in equity investees	(238,415)	(36,539)	(218,260)	(1,865,309)
Purchases of short-term investments	(9,686,732)	(1,484,557)	(14,061,179)	(13,634,396)
Maturity of short-term investments	17,010,363	2,606,952	16,699,480	5,834,805
Purchase of long-term investments	(939,500)	(143,985)	(957,870)
Net cash received from disposal of equity investees and subsidiary	6,311	967	1,350	797,850
Loan to related parties	(500,000)	(76,628)
Cash received from disposal of land use rights				71,723
Others	6,584	1,011	118,265	14,393
Net cash used in investing activities	(3,549,341)	(543,960)	(3,664,213)	(12,872,633)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost paid of RMB 69,498	9,771,782	1,497,591		8,891,909
Proceeds from capital contribution from noncontrolling interest shareholder	17,845	2,735	51,360	65,160
Proceeds from short-term borrowings	2,302,929	352,939
Repayment of short-term borrowings	(870,000)	(133,333)		(250,000)
Repurchase of ordinary shares	(1,228,341)	(188,251)	(762,893)	(769,811)
Payment of dividends	(1,649,308)	(252,767)	(1,270,773)	(895,136)
Acquisition of noncontrolling interests of subsidiaries	(7,500)	(1,150)
Net cash provided by/used in financing activities	8,337,407	1,277,764	(1,982,306)	7,042,122
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(656,137)	(100,558)	(3,207)	275,680
Net change in cash, cash equivalents and restricted cash	9,082,678	1,391,981	654,460	(1,150,780)
Cash, cash equivalents and restricted cash at beginning of year	5,277,414	808,799	4,622,954	5,773,734
Cash, cash equivalents and restricted cash at end of year	¥ 14,360,092	$ 2,200,780	¥ 5,277,414	¥ 4,622,954